Guaranteed Minimum Death Benefit Contracts (Tables)	12 Months Ended
Dec. 31, 2011
Guaranteed Minimum Death Benefits Disclosure [Tables] [Abstract]
GMDB reserve activity table
(In millions)	2011	2010	2009
Balance at January 1,	$1,138	$1,285	$1,609
Add: Unpaid claims	37	36	34
Less: Reinsurance and other amounts recoverable	51	53	83
Balance at January 1, net	1,124	1,268	1,560
Add: Incurred benefits	138	(20)	(122)
Less: Paid benefits	105	124	170
Ending balance, net	1,157	1,124	1,268
Less: Unpaid claims	40	37	36
Add: Reinsurance and other amounts recoverable	53	51	53
Balance at December 31,	$1,170	$1,138	$1,285

Guaranteed Minimum Death Benefits Account Value Risk And Average Age Table [Text Block]
(Dollars in millions)	2011	2010
Highest anniversary annuity value
Account value	$10,801	$13,336
Net amount at risk	$4,487	$4,372
Average attained age of contractholders (weighted by exposure)	71	70
Anniversary value reset
Account value	$1,184	$1,396
Net amount at risk	$56	$52
Average attained age of contractholders (weighted by exposure)	63	63
Other
Account value	$1,768	$1,864
Net amount at risk	$834	$755
Average attained age of contractholders (weighted by exposure)	70	69
Total
Account value	$13,753	$16,596
Net amount at risk	$5,377	$5,179
Average attained age of contractholders (weighted by exposure)	71	70
Number of contractholders (approx.)	480,000	530,000